SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BWP (P)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BWP (P)
Risk Management
Financial assets, Short term exposure	$ 2,834,303	P 473,980	$ 244,154	P 155,548
Financial assets, Long term exposure		32,058,793		739,767
Financial liabilities, Short term exposure	(1,246,825)	(2,176,110)	(34,231)	(130,270)
Financial liabilities, Long term exposure		(1,530,341)
Total exposure, Short term exposure	$ 1,587,477	(1,702,130)	$ 209,924	25,278
Total exposure, Long term exposure		P 30,528,452		P 739,767